Business Combinations (Tables)	12 Months Ended
Dec. 31, 2019
Acquisition of NiSun BVI [Member]
Schedule of fair value of the identifiable assets acquired and liabilities
Amount
Cash acquired	$661,070
Prepayments and deposits	45,605
Property and equipment	15,520
Intangible assets – technology and customer relationships	2,387,970
Customer advances	(29,070)
Accrued expenses and other current liabilities assumed	(118,520)
Deferred tax liability	(559,626)
Goodwill	4,597,051
Total consideration	$7,000,000

Acquisition of Hengpu [Member]
Schedule of fair value of the identifiable assets acquired and liabilities
Amount
Cash and cash equivalents acquired	$1,389,911
Accounts receivable	423,789
Prepayments and deposits	126,832
Loan to third party	1,723,692
Property and equipment	42,359
Intangible assets – software, technology and customer relationships	2,060,530
Long term investment – equity method investment	500,715
Deferred tax assets	20,041
Accounts payable	(224,044)
Accrued expense and other current liabilities assumed	(871,325)
Deferred tax liability	(308,110)
Non controlling interest	9,807
Goodwill	6,532,092
Total consideration	$11,426,289